INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2013	2012

Finished products	11,733	12,222
Raw materials	2,773	2,525
	14,506	14,747